Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net sales	$ 23,892	$ 28,944	$ 31,305
Cost of sales	(16,476)	(23,092)	(28,631)
Gross profit	7,416	5,852	2,674
Rental income	1,477	1,453	708
Selling expenses	(420)	(822)	(389)
Salaries and related costs	(2,961)	(3,166)	(2,983)
Research and development expenses	(200)	(228)	(366)
Administration and general expenses	(3,503)	(3,245)	(2,964)
Other income	256	520	20
Gain on disposal of property plant and equipment	718	98	3,595
Gain on disposal of intangible assets	519
(Loss) / income from operations	3,302	462	295
Interest income	15	18	64
Interest expense	(113)	(273)	(136)
Foreign exchange loss	(23)	(134)	(444)
(Loss) / income before income taxes	3,181	73	(221)
Income tax (expense) / credit	(310)	1,037
Net (loss) / income	2,871	1,110	(221)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	(850)	123	257
Comprehensive (loss) / income	$ 2,021	$ 1,233	$ 36
Net (loss)/ earnings per share - basic and diluted	$ 0.55	$ 0.21	$ (0.04)
Weighted average number of shares outstanding basic and diluted	5,173,431	5,246,903	5,246,903